SEGMENT INFORMATION - Reconciliation of Operating Profit (Loss) From Segments to Consolidated (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION
Segment operating income (loss)	€ (4,257,000)	€ (1,612,000)	€ 269,000
Financial income (expense), net	236,000	145,000	(98,000)
Foreign Currency exchange (losses) gains, net	1,925,000	2,360,000	(1,359,000)
Income tax (expense) benefit	(837,000)	(193,000)	(516,000)
Net income (loss)	€ (2,933,058)	€ 699,890	€ (1,703,668)